ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 11,084	$ 8,528
Accrued expenses	5,092	6,391
Government authorities	1,962	2,068
Other short-term liabilities	276	253
Accrued expenses and other liabilities, total	$ 18,414	$ 17,240